ING EQUITY TRUST

ING CORPORATE LEADERS TRUST FUND

ING FUNDS TRUST

ING MUTUAL FUNDS

ING SEPARATE PORTFOLIOS TRUST

ING SENIOR INCOME FUND

ING SERIES FUND, INC.

(each a “Registrant” and collectively the “Registrants”)

Supplement dated November 29, 2013 to the

Current Prospectuses, Summary Prospectuses, and Statements of Additional Information

for each Series of the above named Registrants

(each a “Fund” and collectively, the “Funds”)

Earlier this year ING U.S. announced plans to rebrand as Voya Financial following its initial public offering, which occurred in May 2013. The actual rebranding of the various businesses that comprise ING U.S.—Retirement Solutions, Investment Management and Insurance Solutions — will occur in stages, with ING U.S. Investment Management among the first to rebrand. As of May 1, 2014, ING U.S. Investment Management will be known as Voya Investment Management. The ING entities do not anticipate that there will be any disruption in services being rendered to the Funds.

In 2014, ING U.S., Inc. will change its name to Voya Financial, Inc. Effective May 1, 2014, ING Investments, LLC, the adviser to the Funds, and the sponsor of ING Corporate Leaders Trust Fund, will be renamed Voya Investments, LLC; ING Investment Management Co. LLC, sub-adviser to certain of the Funds, will be renamed Voya Investment Management Co. LLC; ING Investments Distributor, LLC, the distributor for the Funds, will be renamed Voya Investments Distributor, LLC; and ING Funds Services, LLC, the administrator for the Funds, will be renamed Voya Funds Services, LLC. Each Fund as well as each Registrant that each Fund is organized as a series of will also be renamed.

The new Registrant and Fund names will be as follows:

Current Registrant Name / Current Fund Name	New Registrant Name / New Fund Name, effective May 1, 2014
ING Corporate Leaders Trust Fund	Voya Corporate Leaders Trust Fund
ING Corporate Leaders Trust Fund	Voya Corporate Leaders Trust Fund
ING Equity Trust	Voya Equity Trust
ING Growth Opportunities Fund	Voya Growth Opportunities Fund
ING Large Cap Value Fund	Voya Large Cap Value Fund
ING MidCap Opportunities Fund	Voya MidCap Opportunities Fund
ING Mid Cap Value Fund	Voya Multi-Manager Mid Cap Value Fund
ING Real Estate Fund	Voya Real Estate Fund
ING SmallCap Opportunities Fund	Voya SmallCap Opportunities Fund
ING Funds Trust	Voya Funds Trust
ING Floating Rate Fund	Voya Floating Rate Fund
ING GNMA Income Fund	Voya GNMA Income Fund
ING High Yield Bond Fund	Voya High Yield Bond Fund
ING Intermediate Bond Fund	Voya Intermediate Bond Fund
ING Short Term Bond Fund	Voya Short Term Bond Fund
ING Strategic Income Fund	Voya Strategic Income Fund
ING Mutual Funds	Voya Mutual Funds
ING Diversified Emerging Markets Debt Fund	Voya Diversified Emerging Markets Debt Fund
ING Diversified International Fund	Voya Diversified International Fund
ING Emerging Markets Equity Dividend Fund	Voya Emerging Markets Equity Dividend Fund
ING Emerging Markets Equity Fund	Voya Multi-Manager Emerging Markets Equity Fund
ING Global Bond Fund	Voya Global Bond Fund

Current Registrant Name / Current Fund Name	New Registrant Name / New Fund Name, effective May 1, 2014
ING Global Equity Dividend Fund	Voya Global Equity Dividend Fund
ING Global Natural Resources Fund	Voya Global Natural Resources Fund
ING Global Opportunities Fund	Voya Global Opportunities Fund
ING Global Perspectives Fund	Voya Global Perspectives Fund
ING Global Real Estate Fund	Voya Global Real Estate Fund
ING International Core Fund	Voya International Core Fund
ING International Real Estate Fund	Voya International Real Estate Fund
ING International Small Cap Fund	Voya Multi-Manager International Small Cap Fund
ING International Value Equity Fund	Voya International Value Equity Fund
ING Multi-Manager International Equity Fund	Voya Multi-Manager International Equity Fund
ING Russia Fund	Voya Russia Fund
ING Senior Income Fund	Voya Senior Income Fund
ING Senior Income Fund	Voya Senior Income Fund
ING Separate Portfolios Trust	Voya Separate Portfolios Trust
ING Emerging Markets Corporate Debt Fund	Voya Emerging Markets Corporate Debt Fund
ING Emerging Markets Hard Currency Debt Fund	Voya Emerging Markets Hard Currency Debt Fund
ING Emerging Markets Local Currency Debt Fund	Voya Emerging Markets Local Currency Debt Fund
ING Investment Grade Credit Fund	Voya Investment Grade Credit Fund
ING Retirement Solution 2020 Fund	Voya Retirement Solution 2020 Fund
ING Retirement Solution 2025 Fund	Voya Retirement Solution 2025 Fund
ING Retirement Solution 2030 Fund	Voya Retirement Solution 2030 Fund
ING Retirement Solution 2035 Fund	Voya Retirement Solution 2035 Fund
ING Retirement Solution 2040 Fund	Voya Retirement Solution 2040 Fund
ING Retirement Solution 2045 Fund	Voya Retirement Solution 2045 Fund
ING Retirement Solution 2050 Fund	Voya Retirement Solution 2050 Fund
ING Retirement Solution 2055 Fund	Voya Retirement Solution 2055 Fund
ING Retirement Solution Income Fund	Voya Retirement Solution Income Fund
ING Series Fund, Inc.	Voya Series Fund, Inc.
ING Capital Allocation Fund	Voya Capital Allocation Fund
ING Core Equity Research Fund	Voya Core Equity Research Fund
ING Corporate Leaders 100 Fund	Voya Corporate Leaders 100 Fund
ING Global Target Payment Fund	Voya Global Target Payment Fund
ING Large Cap Growth Fund	Voya Large Cap Growth Fund
ING Money Market Fund	Voya Money Market Fund
ING Small Company Fund	Voya Small Company Fund
ING SMID Cap Equity Fund	Voya SMID Cap Equity Fund

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE